UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (212) 774-6035


Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York             November 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total: $1,173,517
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                 NOMININGUE ASSET MANAGEMENT, LLC
                                                           SEC Form 13-F
                                                             09/30/03
                                                   Item #4
                                                   Market                           Item #6                       Item #8
            Item #1              Item #2   Item #3 Value        Item #5      Investment Descretion  Itemn#7    Voting Authority
         Name of Issuer          Title     CUSIP   (x$1,000) Quantity Sh/Prn Sole   Shared Other  Mgrs    Sole    Shared   Other
AEROPOSTALE INC                  common    007865108  20014  739900   sh     739900   n/a   n/a    n/a    739900    n/a     n/a
ALLIED CAP CORP NEW              common    01903Q108   1230   50000   sh      50000   n/a   n/a    n/a     50000    n/a     n/a
AMERICAN GREETINGS CORP-CL A     common    026375105  23124 1190100   sh    1190100   n/a   n/a    n/a   1190100    n/a     n/a
AOL TIME WARNER INC              common    00184A105  19643 1300000   sh    1300000   n/a   n/a    n/a   1300000    n/a     n/a
APOLLO GROUP INC-CL A            common    037604105  30532  462400   sh     462400   n/a   n/a    n/a    462400    n/a     n/a
APPLEBEE'S INTL INC              common    037899101  10388  330000   sh     330000   n/a   n/a    n/a    330000    n/a     n/a
BANK OF AMERICA CORP             common    060505104  25753  330000   sh     330000   n/a   n/a    n/a    330000    n/a     n/a
BED BATH & BEYOND INC            common    075896100   2870   75000   sh      75000   n/a   n/a    n/a     75000    n/a     n/a
BIG LOTS INC                     common    089302103  10430  659700   sh     659700   n/a   n/a    n/a    659700    n/a     n/a
BLACK & DECKER CORP              common    091797100  11800  291000   sh     291000   n/a   n/a    n/a    291000    n/a     n/a
CAREER EDUCATION CORP            common    141665109  20571  454000   sh     454000   n/a   n/a    n/a    454000    n/a     n/a
CARMAX INC                       common    143130102  48539 1486200   sh    1486200   n/a   n/a    n/a   1486200    n/a     n/a
CEC ENTERTAINMENT INC            common    125137109  50674 1292700   sh    1292700   n/a   n/a    n/a   1292700    n/a     n/a
CENTRAL GARDEN & PET CO          common    153527106   5213  200100   sh     200100   n/a   n/a    n/a    200100    n/a     n/a
CIRCUIT CITY STORES INC          common    172737108  10483 1100000   sh    1100000   n/a   n/a    n/a   1100000    n/a     n/a
CITADEL BROADCASTING CORP        common    17285T106   9726  492200   sh     492200   n/a   n/a    n/a    492200    n/a     n/a
CORPORATE EXECUTIVE BRD CO       common    21988R102  11946  253850   sh     253850   n/a   n/a    n/a    253850    n/a     n/a
COSI INC                         common    22122P101    103   33400   sh      33400   n/a   n/a    n/a     33400    n/a     n/a
COST PLUS INC CALIF              common    221485105  11100  300000   sh     300000   n/a   n/a    n/a    300000    n/a     n/a
COUNTRYWIDE FINANCIAL CORP       common    222372104  20447  261200   sh     261200   n/a   n/a    n/a    261200    n/a     n/a
DICK'S SPORTING GOODS INC        common    253393102  11852  317400   sh     317400   n/a   n/a    n/a    317400    n/a     n/a
DOLLAR GENERAL CORP              common    256669102   7000  350000   sh     350000   n/a   n/a    n/a    350000    n/a     n/a
EBAY INC                         common    278642103  31862  594000   sh     594000   n/a   n/a    n/a    594000    n/a     n/a
ECHOSTAR COMMUNICATIONS - CL A   common    278762109  18389  480000   sh     480000   n/a   n/a    n/a    480000    n/a     n/a
ELECTRONIC ARTS INC              common    285512109  11430  124000   sh     124000   n/a   n/a    n/a    124000    n/a     n/a
FEDERAL NATL MTG ASSN            common    313586109  17648  251400   sh     251400   n/a   n/a    n/a    251400    n/a     n/a
FEDERATED DEPARTMENT
  STORES INC DE                  common    31410H101  12570  300000   sh     300000   n/a   n/a    n/a    300000    n/a     n/a
THE FINISH LINE INC-CL A         common    317923100   7890  300000   sh     300000   n/a   n/a    n/a    300000    n/a     n/a
FOX ENTERTAINMENT GRP INC-CL A   common    35138T107  14695  525000   sh     525000   n/a   n/a    n/a    525000    n/a     n/a
FEDERAL HOME LN MTG CORP         common    313400301   8376  160000   sh     160000   n/a   n/a    n/a    160000    n/a     n/a
FEDERAL HOME LN MTG CORP         common    313400901   5235  100000  Call    100000   n/a   n/a    n/a    100000    n/a     n/a
GENERAL MTRS CORP-CL NEW         common    370442832  28620 2000000   sh    2000000   n/a   n/a    n/a   2000000    n/a     n/a
GYMBOREE CORP                    common    403777105   5636  400000   sh     400000   n/a   n/a    n/a    400000    n/a     n/a
HCA INC                          common    404119109  11058  300000   sh     300000   n/a   n/a    n/a    300000    n/a     n/a
HOLLYWOOD ENTERTAINMENT CORP     common    436141105    340   20000   sh      20000   n/a   n/a    n/a     20000    n/a     n/a
HOME DEPOT INC                   common    437076102  55960 1757000   sh    1757000   n/a   n/a    n/a   1757000    n/a     n/a
HOMESTORE INC                    common    437852106    552  200000   sh     200000   n/a   n/a    n/a    200000    n/a     n/a
INTERNET ARCHITECTURE HOLDR      common    46060A907   9843  300000  Call    300000   n/a   n/a    n/a    300000    n/a     n/a
INTERACTIVE DATA CORP            common    45840J107  46120 1390000   sh    1390000   n/a   n/a    n/a   1390000    n/a     n/a
INTL SPEEDWAY CORP-CL A          common    460335201  11069  252200   sh     252200   n/a   n/a    n/a    252200    n/a     n/a
ITT EDUCATIONAL SERVICES INC     common    45068B109  11501  240000   sh     240000   n/a   n/a    n/a    240000    n/a     n/a
KIMBERLY-CLARK CORP              common    494368103  53245 1037500   sh    1037500   n/a   n/a    n/a   1037500    n/a     n/a
KMART HOLDING CORP               common    498780105   6233  250000   sh     250000   n/a   n/a    n/a    250000    n/a     n/a
LOWE'S COS INC                   common    548661107  46321  892500   sh     892500   n/a   n/a    n/a    892500    n/a     n/a
LOWE'S COS INC                   common    548661907  11418  220000  Call    220000   n/a   n/a    n/a    220000    n/a     n/a
LOWE'S COS INC                   common    548661907  15570  300000  Call    300000   n/a   n/a    n/a    300000    n/a     n/a
MANDALAY RESORT GROUP            common    562567107  14854  375000   sh     375000   n/a   n/a    n/a    375000    n/a     n/a
MCDONALD'S CORP                  common    580135101  11935  507000   sh     507000   n/a   n/a    n/a    507000    n/a     n/a
PETCO ANIMAL SUPPLIES INC        common    716016209   7803  250000   sh     250000   n/a   n/a    n/a    250000    n/a     n/a
PETSMART INC                     common    716768106  49690 2183200   sh    2183200   n/a   n/a    n/a   2183200    n/a     n/a
PRICE COMMUNICATIONS CORP        common    741437305   4340  350000   sh     350000   n/a   n/a    n/a    350000    n/a     n/a
REDWOOD TRUST INC                common    758075402  11936  281500   sh     281500   n/a   n/a    n/a    281500    n/a     n/a
REGAL ENTERTAINMENT GROUP-CL A   common    758766109  32437 1743900   sh    1743900   n/a   n/a    n/a   1743900    n/a     n/a
ROSS STORES INC                  common    778296103   6031  130000   sh     130000   n/a   n/a    n/a    130000    n/a     n/a
SLM CORP                         common    78442P106   6234  160000   sh     160000   n/a   n/a    n/a    160000    n/a     n/a
SMITHFIELD FOODS INC             common    832248108  10792  562100   sh     562100   n/a   n/a    n/a    562100    n/a     n/a
SPORTS AUTH INC NEW              common    84917U109  12741  405000   sh     405000   n/a   n/a    n/a    405000    n/a     n/a
STANLEY WORKS/THE                common    854616109  26568  900000   sh     900000   n/a   n/a    n/a    900000    n/a     n/a
STAPLES INC                      common    855030102  21635  907500   sh     907500   n/a   n/a    n/a    907500    n/a     n/a
STRAYER ED INC                   common    863236105  24475  253100   sh     253100   n/a   n/a    n/a    253100    n/a     n/a
TJX COMPANIES INC NEW            common    872540109  10355  533200   sh     533200   n/a   n/a    n/a    533200    n/a     n/a
TOO INC                          common    890333107    916   62200   sh      62200   n/a   n/a    n/a     62200    n/a     n/a
TWEETER HOME ENTERTAINMT
  GRP INC.                       common    901167106   3840  500000   sh     500000   n/a   n/a    n/a    500000    n/a     n/a
TYCO INTERNATIONAL LTD NEW       common    902124106   2043  100000   sh     100000   n/a   n/a    n/a    100000    n/a     n/a
TYSON FOODS INC-CL A             common    902494103  24304 1720000   sh    1720000   n/a   n/a    n/a   1720000    n/a     n/a
ULTIMATE ELECTRONICS INC         common    903849107    940  100000   sh     100000   n/a   n/a    n/a    100000    n/a     n/a
USANA HEALTH SCIENCES INC        common    90328M107   8570  175000   sh     175000   n/a   n/a    n/a    175000    n/a     n/a
WELLS FARGO & COMPANY            common    949746101  23783  461800   sh     461800   n/a   n/a    n/a    461800    n/a     n/a
WILLIAMS-SONOMA INC              common    969904101  49657 1840500   sh    1840500   n/a   n/a    n/a   1840500    n/a     n/a
XYBERNAUT CORP                   common    984149104   2624 1600000   sh    1600000   n/a   n/a    n/a   1600000    n/a     n/a


03338.0003 #441667